DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of the Effects of Derivatives Designated as Cash Flow Hedges (Details) - Foreign currency forward contracts - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Net gains recognized in AOCL	$ 6,324	$ 630	$ 2,228
Net gains (losses) reclassified from AOCL into the combined statements of operations	$ 11,144	$ 1,025	$ (6,484)